Commitments and Contingencies	12 Months Ended
Oct. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Contractual obligated per calendar year requirements as at October 31, 2023 are as follows:

	< 1 year $	1-2 years $	2-3 years $	3-4 years $	4-5 years $	Thereafter $	Total $
Lease commitments (Note 11)	98,000	100,000	33,000	—	—	—	231,000
Beskauga Option agreement commitments (Note 6)	90,000	5,000,000	—	—	—	—	5,090,000
Exploration licenses expenditure commitments	534,000	1,862,000	2,276,000	2,300,000	1,641,000	516,000	9,129,000
	722,000	6,962,000	2,309,000	2,300,000	1,641,000	516,000	14,450,000

The Company’s commitments include contractually obligated payments associated to its office lease (Note 11), the exploration expenditure requirements under the Beskauga Option Agreement (detailed in Note 6), and minimum expenditure requirements to maintain its exploration licenses as mandated by Kazakh government authorities to keep the tenements in good standing.